Warrants - Additional Information (Details) - USD ($)		1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 15, 2019	Apr. 29, 2020	Sep. 30, 2019	Sep. 24, 2019	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Apr. 21, 2020
Warrants (Textual)
Interest expense								$ 1,549,667
Warrants exercised								2,000,000
Warrant [Member]
Warrants (Textual)
Warrant to purchase		158,730							283,530
Exercise price		$ 0.99
Warrants expiration date		Apr. 29, 2025
Warrants granted						186,508		3,868,523
Warrant One [Member]
Warrants (Textual)
Warrant to purchase		27,778
Exercise price		$ 0.99						$ 5.00
Warrants expiration date		Apr. 29, 2025
Warrant [Member]
Warrants (Textual)
Warrant to purchase	442,500		2,000,000	150,000	2,000,000
Exercise price	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Warrants expiration date	Dec. 31, 2021		Dec. 31, 2021	Dec. 31, 2021
Senior convertible debentures , percentage				10.00%
Description of warrants								Prior to conversion of the related debentures, ComSovereign cancelled warrants to purchase 80,000 shares of common stock at $5.00 per share, and reissued warrants to purchase 112,500 shares of common stock at $1.50 per share. ComSovereign valued the new warrants at $250,835 using the Black-Scholes pricing model, which is included in interest expense on the Consolidated Statement of Operations. Warrants to purchase all 132,500 shares of common stock were exercised in November 2019 prior to the ComSovereign Acquisition.
Interest expense								$ 3,138,667
Warrants to purchase shares	442,500			283,530				930,000
Warrants exercised								132,500
Warrant [Member] | Subsequent Event [Member]
Warrants (Textual)
Warrant to purchase									283,530
Eight Warrant [Member]
Warrants (Textual)
Warrant to purchase			100,000		100,000
Exercise price			$ 5.00		$ 5.00
Warrants expiration date					Dec. 31, 2021
Senior convertible debentures , percentage			9.00%		9.00%